ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2022
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT
Schedule of condensed statements of operations

	For the year ended December 31
	2020	2021	2022
	RMB	RMB	RMB	USD
				(note 2 (al))
	(RMB in thousands)
Net revenue	—	—	—	—
Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Total operating income/(expenses)	1,227	(6,150)	(593,204)	(86,007)

Other income, net	5,064	1,737	—	—

Income/(loss) from operations	6,291	(4,413)	(593,204)	(86,007)

Share of income from subsidiaries and affiliates	1,015,006	512,873	1,264,720	183,368

Interest income/(expenses), net	8,596	36,613	(19,867)	(2,880)
Exchange loss	(73,716)	(14,085)	(18,586)	(2,694)
Change in fair value of convertible senior notes and call option	(725,792)	191,641	(12,083)	(1,752)
Income before income taxes	230,385	722,629	620,980	90,035
Income tax expenses	—	(1,611)	(474)	(69)
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders	230,385	721,018	620,506	89,966

Schedule of condensed balance sheets

	December 31, 2021	December 31, 2022
	RMB	RMB	USD
			(note 2 (al))
	(RMB in thousands)
ASSETS
Current assets:
Cash and cash equivalent	34,767	492,440	71,397
Due from subsidiaries	2,532,984	728,019	105,553
Due from related parties	3,454	3,454	501
Other current assets	1,562	1,671	242
Total current assets	2,572,767	1,225,584	177,693
Investments in subsidiaries	9,781,036	16,189,323	2,347,231
Due from subsidiaries – non-current	1,262,124	—	—
Due from related parties - non current	3,292	—	—
Total assets	13,619,219	17,414,907	2,524,924

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Due to subsidiaries	1,445,183	—	—
Due to related parties	2,500	—	—
Other current liabilities	13,377	6,973	1,011
Total current liabilities	1,461,060	6,973	1,011
Due to related parties – non-current	9,642	—	—
Convertible senior notes	1,098,736	1,070,699	155,237
Total liabilities	2,569,438	1,077,672	156,248

Shareholders’ equity:
Ordinary shares (USD $0.00002 par value, 500,000,000 shares authorized, 193,770,753 and 204,135,029 shares issued as of December 31, 2021 and December 31, 2022, respectively, 190,824,913 and 201,189,189 shares outstanding as of December 31, 2021 and December 31, 2022, respectively)	26	28	4
Additional paid-in capital	5,617,923	9,912,931	1,437,240
Accumulated other comprehensive loss	(154,375)	217,563	31,544
Treasury stock, at cost; 2,945,840 ordinary shares as of December 31, 2021 and December 31, 2022	(43,170)	(43,170)	(6,259)
Retained earnings	5,629,377	6,249,883	906,148
Total shareholders’ equity	11,049,781	16,337,235	2,368,677

Total liabilities and shareholders’ equity	13,619,219	17,414,907	2,524,924

Schedule of condensed cash flows

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	USD
				(note 2 (al))
	(RMB in thousands)
Cash flows from operating activities:
Net income	230,385	721,018	620,506	89,966
Adjustments to reconcile net income to net cash used in operating activities:
Sharebase compensation charges	—	—	579,368	84,000
Change in fair value of convertible senior notes	1,202,082	(327,762)	12,083	1,752
Change in fair value of call option	(476,290)	136,121	—	—
Share of income from subsidiaries	(1,015,006)	(512,873)	(1,264,720)	(183,368)
Guarantee income	(5,064)	—	—	—
Exchange loss	73,716	14,085	18,586	2,694
Changes in operating assets and liabilities:
Decrease in due from subsidiaries	592,425	6,088	1,465,778	212,518
Decrease in due from a related party	—	—	3,292	477
(Increase)/decrease in other current assets	(9,437)	165	(1,279)	(186)
Decrease in other non-current assets	—	11,181	—	—
Decrease in due to subsidiaries	(658,106)	(117)	(1,445,183)	(209,532)
Decrease in due to a related party	—	—	(12,142)	(1,760)
Increase/(decrease) in other current liabilities	9,773	1,978	(6,403)	(928)
Net cash (used in)/provided by operating activities	(55,522)	49,884	(30,114)	(4,367)

Cash flows from investing activities:
Cash collection for loans from subsidiaries	—	—	735,673	106,662
Cash paid for loans to subsidiaries	—	(1,262,124)	(289,620)	(41,991)
Net cash used in investing activities	—	(1,262,124)	446,053	64,671

Cash flows from financing activities:
Proceeds from exercise of share options	114,758	10,185	5,024	729
Proceeds from exercise of call option	—	621,059	—	—
Proceeds from issuance of ordinary shares	—	641,065	—	—
Repurchase of shares	(29,294)	—	—	—
Net cash provided by financing activities	85,464	1,272,309	5,024	729

Effect of foreign exchange rate changes on cash and cash equivalents	(14,992)	(44,809)	36,710	5,323

Net increase in cash and cash equivalents	14,950	15,260	457,673	66,356
Cash and cash equivalents, beginning of year	4,557	19,507	34,767	5,041

Cash and cash equivalents, end of year	19,507	34,767	492,440	71,397

Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	9,143	1,169	—	—
Conversion of convertible senior notes to ordinary shares	—	340,330	—	—
Transfer receivable due from subsidiaries to investments in subsidiaries	—	—	1,160,000	168,184
Receivables related to At-The-Market offering	641,065	—	—	—